Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Segment shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Jun. 30, 2026 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Voting power	50.00%
Cash and cash equivalents balances	$ 45,465,962		$ 6,717,787
Cash depositor	73,691
Credit losses against accounts receivable	$ 33,250		12,750		$ 2,861
Estimated useful life for land	50 years			50 years
Estimated useful lives	10 years			10 years
Impairment
Related party transactions rate	10.00%
Revenue recognized			(55,073)
Acceptance date	12 months
Management approach to determine reportable segments description	The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segment | Segment	1
Advertising costs	$ 52,528	$ 52,203
Employee benefit expenses	39,426	31,560
Deferred offering costs			2,451,800
Statutory reserves	$ 539,506		361,083
VAT rates	13.00%
Uncertain tax positions
Dilutive shares (in Shares) | shares
Impairment of finance lease
Number of reportable segments | Segment	1
Impairment of short-term investments
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Credit losses against accounts receivable	$ 33,250		$ 12,750
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Cash depositor | ¥				¥ 500,000
RMB [Member] | Balance Sheet Accounts [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	6.7851		6.9931	6.7851
RMB [Member] | Statements of Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	6.8624		7.1875	6.8624
US [Member] | Balance Sheet Accounts [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1		1	1
US [Member] | Statements of Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1		1	1
Statutory Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	10.00%
Agent [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amounts of cash deposited			$ 6,717,787
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	50.00%
Aggregate amounts of cash deposited	$ 45,465,962
PRC [Member] | Statutory Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	50.00%